Structured Entities (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Unconsolidated Structured Entities
The following table provides information about other structured entities which the Bank does not control and therefore does not consolidate.

	As at October 31, 2024
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Other funding vehicles	Total
Total assets on structured entity’s financial statements	$6,299	$13,695	$1,870	$21,864
Assets recognized on the Bank’s financial statements :
Trading assets	8	306	–	314
Investment securities	–	842	–	842
Loans (1)	–	4,757	–	4,757
Other	–	35	93	128
	8	5,940	93	6,041
Liabilities recognized on the Bank’s financial statements :
Deposits – Business and government	–	–	1,842	1,842
Other	–	–	28	28
	–	–	1,870	1,870
Bank’s maximum exposure to loss	$6,307	$11,469	$76	$17,852

	As at October 31, 2023
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Other funding vehicles	Total
Total assets (on structured entity’s financial statements)	$5,291	$3,683	$1,872	$10,846
Assets recognized on the Bank’s financial statements :
Trading assets	8	18	–	26
Investment securities	–	804	10	814
Loans (1)	–	1,182	61	1,243
Other	–	2	9	11
	8	2,006	80	2,094
Liabilities recognized on the Bank’s financial statements :
Deposits – Business and government	–	–	1,834	1,834
Derivative financial instruments	–	–	38	38
	–	–	1,872	1,872
Bank’s maximum exposure to loss	$5,299	$3,296	$71	$8,666

(1)	Loan balances are presented net of allowance for credit losses.